Consolidated Statements of Cash Flows - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
Loss for the year	₩ (4,716,144)	₩ (24,429,108)	₩ (5,215,581)
Adjustments to reconcile profit (loss) for the year to net cash provided by operating activities:
Income tax benefit	(2,837,833)	(9,414,511)	(1,855,989)
Depreciation	12,869,089	12,305,252	11,776,331
Amortization	163,174	156,160	166,161
Employee benefit expense	358,730	485,700	512,270
Bad debt expense	101,550	29,997	67,242
Interest expense	4,451,659	2,818,546	1,914,457
Loss on disposal of financial assets	1	1,841	1,045
Loss on disposal of property, plant and equipment	98,120	100,066	92,622
Loss on abandonment of property, plant and equipment	196,697	160,909	207,934
Loss (gain) on impairment of property, plant and equipment	17,031	(97,425)	4,056
Loss on impairment of intangible assets	2,865	164	0
Loss on disposal of intangible assets	71	116	145
Increase in provisions	1,611,082	2,146,979	2,466,452
Loss on foreign currency translation, net	363,659	523,285	997,119
Gain on valuation of financial assets at fair value through profit or loss	(152,322)	(7,099)	(14,338)
Loss on valuation of financial assets at fair value through profit or loss	24,015	44,329	5,480
Valuation and transaction gain on derivative instruments, net	(323,858)	(448,903)	(907,076)
Gain on valuation of investments in associates and joint ventures, net	(595,056)	(1,338,293)	(557,056)
Gain on disposal of financial assets	(13,162)	(11,199)	(7,718)
Reversal of impairment loss on intangible assets	0	0	(14)
Gain on disposal of property, plant and equipment	(32,196)	(148,667)	(56,284)
Gain on disposal of intangible assets	(136)	(41)	(1)
Gain on disposal of investments in associates and joint ventures	(18,204)	(11,091)	(1,844)
Loss on disposal of investments in associates and joint ventures	0	1,675	64,119
Impairment loss on investments in associates and joint ventures	19	5,174	0
Reversal of impairment loss on investments in associates and joint ventures	(347)	0
Gain on disposal of subsidiaries	(2)	0
Loss on disposal of investments in subsidiaries	564	32,144	197
Interest income	(429,620)	(340,753)	(221,874)
Dividend income	(25,941)	(28,875)	(10,522)
Others, net	6,910	215,943	(169,856)
Adjustments to reconcile profit (loss) for the year to net cash provided by operating activities	15,836,559	7,181,423	14,473,058
Changes in working capital:
Trade receivables	(1,484,134)	(1,909,649)	(216,734)
Non-trade receivables	625,993	80,444	869,870
Accrued income	(258,993)	(34,706)	(17,918)
Other receivables	56,460	80,236	24,306
Other current assets	251,842	(651,926)	(569,732)
Inventories	147,798	(3,000,669)	(1,738,000)
Other non-current assets	(101,576)	58,790	(3,462)
Trade payables	(3,154,822)	2,782,474	2,144,561
Non-trade payables	(960,450)	61,737	(571,051)
Accrued expenses	(228,464)	(191,681)	(456,992)
Other current liabilities	901,692	446,064	379,378
Other non-current liabilities	437,809	422,916	458,007
Investments in associates and joint ventures (dividends received)	592,812	473,700	288,242
Provisions	(1,497,699)	(1,564,243)	(2,426,017)
Payments of employee benefit obligations	(281,383)	(218,319)	(159,477)
Plan assets	(188,566)	(347,778)	(317,707)
Changes in working capital	(5,141,681)	(3,512,610)	(2,312,726)
Cash generated from operating activities	5,978,734	(20,760,295)	6,944,751
Dividends received (financial assets at fair value through other comprehensive income)	25,941	28,875	10,522
Interest paid	(4,245,838)	(2,517,694)	(1,928,160)
Interest received	329,740	220,471	201,022
Income taxes paid	(566,415)	(448,857)	(736,757)
Net cash provided by (used in) operating activities	1,522,162	(23,477,500)	4,491,378
Cash flows from investing activities
Proceeds from disposals of investments in associates and joint ventures	5,806	56,171	4,472
Acquisition of investments in associates and joint ventures	(497,634)	(360,962)	(673,017)
Proceeds from disposals of property, plant and equipment	309,627	629,924	277,998
Acquisition of property, plant and equipment	(13,908,373)	(12,346,878)	(12,686,726)
Proceeds from disposals of intangible assets	153	279	59
Acquisition of intangible assets	(74,832)	(80,508)	(113,100)
Disposal of investment properties	0	515	0
Proceeds from disposals of financial assets	4,389,228	14,182,348	7,023,674
Acquisition of financial assets	(3,141,906)	(16,496,258)	(5,893,404)
Increase in loans	(212,994)	(401,377)	(223,950)
Collection of loans	124,386	102,061	218,704
Increase in deposits	(138,205)	(237,266)	(222,924)
Decrease in deposits	130,221	141,000	166,066
Proceeds from disposals of assets held-for-sale	28,727	24,205	1,148
Receipt of government grants	57,207	50,755	37,920
Net cash outflow from changes in consolidation scope	(25,849)	(31,350)	(63,492)
Other cash outflow from investing activities, net	(119,319)	(186,412)	(225,948)
Net cash used in investing activities	(13,073,757)	(14,953,753)	(12,372,520)
Cash flows from financing activities
Proceeds from short-term borrowings, net	1,946,992	5,852,426	1,621,440
Proceeds from long-term borrowings and debt securities	21,714,092	43,594,078	17,392,311
Repayment of long-term borrowings and debt securities	(10,968,160)	(10,252,688)	(9,360,357)
Payment of lease liabilities	(574,239)	(562,646)	(572,036)
Settlement of derivative instruments, net	332,263	407,627	98,068
Change in non-controlling interests	218,766	175,645	90,096
Repayment of hybrid bond	0	(169,537)	0
Dividends paid (hybrid bond)	(10,212)	(13,461)	(13,385)
Dividends paid	(45,323)	(42,348)	(812,159)
Other cash Inflow (outflow) from financing activities, net	47,703	8,803	(8,901)
Net cash provided by financing activities	12,661,882	38,997,899	8,435,077
Net increase in cash and cash equivalents before effect of exchange rate fluctuations	1,110,287	566,646	553,935
Effect of exchange rate fluctuations on cash held	(2,180)	32,896	51,719
Net increase in cash and cash equivalents	1,108,107	599,542	605,654
Cash and cash equivalents at January 1	3,234,780	2,635,238	2,029,584
Cash and cash equivalents at December 31	₩ 4,342,887	₩ 3,234,780	₩ 2,635,238